ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Accounts receivable	$7,549,931	$6,167,498
Less: allowance for doubtful accounts	(15,145)	(14,691)
Accounts receivable, net	$7,534,786	$6,152,807

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 — ACCOUNTS RECEIVABLE, NET (continued)

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $7.47 million or 99.2% of the net Accounts receivable balance as of March 31, 2022 has been collected as of the date of the Company’s unaudited condensed consolidated interim financial statements are released.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of March 31, 2022	Subsequent collection	% of subsequent collection
	(Unaudited)
Less than 3 months	$7,417,839	$7,380,554	99.5%
From 4 to 6 months	117,069	92,936	79.4%
From 7 to 9 months	-	-	-
From 10 to 12 months	-	-	-
Over 1 year	15,023	-	-
Total gross accounts receivable	7,549,931	7,473,490	99.0%
Allowance for doubtful accounts	(15,145)	-
Accounts Receivable, net	$7,534,786	$7,473,490	99.2%

Allowance for doubtful accounts movement is as follows:

	March 31, 2022	September 30, 2021
	(Unaudited)
Beginning balance	$14,691	$93,032
Additions	187	16,891
Write-off uncollectible balance	-	(99,548)
Foreign currency translation adjustments	267	4,316
Ending balance	$15,145	$14,691